Earnings/(Net Loss) Per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings/(Net Loss) Per Share Attributable to Common Stockholders

12. Earnings/(Net Loss) Per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted earnings/(net loss) per share attributable to holders of Common Stock (in thousands, except share and per share amounts):

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss - basic	$(5,383)	$(2,106)	$(8,935)	(3,778)
Less: Change in fair value and income impact of Cizzle option liability	-	175	-	311
Less: Change in fair value and income impact of Vela option liability	-	77	-	77
Net loss - diluted	$(5,383)	$(1,854)	(8,935)	(3,390)
Denominator:
Weighted average common stock outstanding, basic	73,851,440	64,626,430	73,840,488	64,626,430
Add: Cizzle option liability shares	-	395,460	-	395,460
Add: Vela option liability shares	-	803,678	-	404,059
Weighted average shares used in computing net loss per share - diluted	73,851,440	65,825,568	73,840,488	65,425,949
Net loss per share attributable to common stockholders, basic	$(0.07)	$(0.03)	(0.12)	(0.06)
Net income loss per share attributable to common stockholders, diluted	$(0.07)	$(0.03)	(0.12)	(0.05)

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

	As of	As of
	June 30, 2024	June 30, 2023
Equity classified warrants	15,686,725	-
Liability classified warrants	20,540,000	-
Convertible notes payable	-	3,070,000
Stock options	1,006,719	-
Convertible promissory notes payable	80,500	-
Antidilutive Securities	37,313,944	3,070,000

13. Earnings/(Net Loss) Per Share

The following table presents the calculation of basic and diluted earnings/(net loss) per share (in thousands, except share amounts and per share data):

Schedule of Basic and Diluted Net Loss Per Share

	For the years ended December 31,
	2023	2022
Numerator:
Net income (loss) - basic	$(535)	$(4,887)
Less: Change in fair value and income impact of option liabilities	(5,521)	-
Net income (loss) - diluted	$(6,056)	$(4,887)
Denominator:
Weighted average common stock outstanding, basic	66,973,906	37,447,918
Add: Option liability conversion shares	919,975	-
Weighted average shares used in computing net loss per share - diluted	67,893,881	37,447,918
Net income (loss) per share, basic	$(0.01)	$(0.13)
Net income (loss) per share, diluted	$(0.09)	$(0.13)

The Company notes that the adjustment to the numerator for the change in fair value and income impact of Vela and Cizzle accounts for changes in fair value of each option, gains (losses) at the time of issuance of each option and the statement of operations impact of the derecognition of deferred revenue that originated upon the initial sale of royalties to both Vela and Cizzle.

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

Schedule of Potentially Dilutive Securities

	As of	As of
	December 31, 2023	December 31, 2022
Equity classified warrants	13,979,000	-
Liability classified warrants	20,054,000	-
Convertible notes payable	-	1,250,000
Convertible promissory notes payable	80,500	-
Stock options	1,071,719	-
Restricted stock units	146,963	-
Antidilutive Securities	35,332,182	1,250,000